Himax Technologies, Inc. (the Parent Company only) (Tables) - Equity attributable to owners of parent	12 Months Ended
Dec. 31, 2025
Himax Technologies, Inc. (the Parent Company only)
Schedule of condensed statements of financial position

Condensed Statements of Financial Position

	December 31,	December 31,
	2024	2025

	(in thousands)
Cash	$11,632	1,534
Other current assets	2,969	2,874
Financial asset at fair value through profit or loss	20,768	24,981
Investments in subsidiaries and affiliates	1,630,045	1,707,455
Total assets	$1,665,414	1,736,844

Current liabilities	$445	456
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	503,700	568,200
Debt borrowing from a subsidiary	236,708	246,296
Long-term unsecured borrowings	28,500	22,500
Total equity	890,061	893,392
Total liabilities and equity	$1,665,414	1,736,844

Schedule of condensed statement of profit or loss

Condensed Statements of Profit or Loss

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Revenues	$—	—	—
Costs and expenses	547	618	562
Operating loss	(547)	(618)	(562)
Interest income	268	543	462
Changes in fair value of financial assets at fair value through profit or loss	1,639	1,238	1,063
Foreign currency exchange gains (losses), net	(102)	(166)	15
Finance costs	(12,371)	(11,201)	(3,301)
Loss on re-measurement of the pre-existing relationships in a business combination	(1,932)	—	—
Share of profits of subsidiaries and affiliates	63,661	89,959	46,260
Profit before income taxes	50,616	79,755	43,937
Income tax expense	—	—	—
Profit for the year	$50,616	79,755	43,937

Schedule of condensed statements of other comprehensive income

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2023	2024	2025

	(in thousands)
Profit for the year	$50,616	79,755	43,937
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	8	—	—
Unrealized gain on financial assets at fair value through other comprehensive income	152	9,427	27,810
Income tax related to items that will not be reclassified subsequently	1	—	—
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(123)	(626)	273
Other comprehensive income for the year, net of tax	38	8,801	28,083
Total comprehensive income for the year	$50,654	88,556	72,020

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cash flows from operating activities:
Profit for the year	$50,616	79,755	43,937
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,639)	(1,238)	(1,063)
Interest income	(268)	(543)	(462)
Finance costs	12,371	11,201	3,301
Share of profits of subsidiaries and affiliates	(63,661)	(89,959)	(46,260)
Loss on re-measurement of the pre-existing relationships in a business combination	1,932	—	—
Unrealized foreign currency exchange losses	96	—	—
	(553)	(784)	(547)
Changes in:
Other current assets	(1)	(200)	9
Other current liabilities	96	55	342
Cash generated from operating activities	(458)	(929)	(196)
Interest received	218	329	33
Interest paid	(5,891)	(3,783)	(3,502)
Net cash used in operating activities	(6,131)	(4,383)	(3,665)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(185)	(62)	—
Proceeds from disposals of financial asset at amortized cost	—	5,481	—
Acquisitions of financial assets at fair value through profit or loss	(4,166)	(5,064)	(3,150)
Acquisitions of financial assets at fair value through other comprehensive income	—	(1,000)	(2,500)
Acquisitions of equity method investments	—	(1,236)	(1,470)
Net cash used in investing activities	(4,351)	(1,881)	(7,120)
Cash flows from financing activities:
Purchase of treasury stock	—	(832)	(4,514)
Prepayments for purchase of treasury stock	—	(2,168)	514
Payments of cash dividends	(83,720)	(50,670)	(64,492)
Payments of dividend equivalents	(148)	(233)	(218)
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	1,383,300	1,780,300	2,139,800
Repayments of short-term secured borrowings	(1,299,600)	(1,729,600)	(2,075,300)
Proceeds from issue of RSUs from subsidiaries	2,343	2,460	1,318
Proceeds from debt from a subsidiary	182,230	203,230	212,809
Repayments of debt from a subsidiary	(167,230)	(182,230)	(203,230)
Net cash provided by financing activities	11,175	14,257	687
Net increase in cash	693	7,993	(10,098)
Cash at beginning of year	2,946	3,639	11,632
Cash at end of year	$3,639	11,632	1,534